Securities	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The bank’s fair value through profit or loss (“FVTPL”) securities of $13,572 million ($13,704 million as at October 31, 2019) are comprised of $2,678 million mandatorily measured at fair value and $10,894 million investment securities held by insurance subsidiaries designated at fair value ($2,899 million and $10,805 million, respectively, as at October 31, 2019).
Our fair value through other comprehensive income (“FVOCI”) securities totalling $74,476 million ($64,515 million as at October 31, 2019), are net of allowance for credit losses of $3 million ($2 million as at October 31, 2019).
Amortized cost securities totalling $41,592 million ($24,472 million as at October 31, 2019), are net of allowance for credit losses of $1 million ($1 million as at October 31, 2019).
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	April 30, 2020						October 31, 2019
	Cost/	Gross	Gross		Cost/	Gross	Gross
	Amortized cost	unrealized gains	unrealized losses	Fair value	Amortized cost	unrealized gains	unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	27,198	273	3	27,468	11,876	72	4	11,944
Canadian provincial and municipal governments	4,377	134	3	4,508	5,907	106	1	6,012
U.S. federal government	13,158	1,024	1	14,181	15,363	617	5	15,975
U.S. states, municipalities and agencies	5,093	105	16	5,182	4,091	74	4	4,161
Other governments	6,175	210	2	6,383	7,179	158	2	7,335
National Housing Act (NHA) mortgage-backed securities (MBS)	1,423	52	-	1,475	1,953	18	1	1,970
U.S. agency MBS and collateralized mortgage obligations (CMO)	10,938	342	11	11,269	11,966	106	42	12,030
Corporate debt	3,800	133	6	3,927	4,899	110	2	5,007
Corporate equity	81	2	-	83	79	2	-	81
Total	72,243	2,275	42	74,476	63,313	1,263	61	64,515
Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
FVOCI - Debt	295	407	638	799
Amortized cost	165	48	311	88
Total	460	455	949	887